Related Parties	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTIES
NOTE 17 - RELATED PARTIES

The Company purchases and sells certain products and services from iTEK Services, Inc. (“iTEK”), a privately held company owned by an unrelated ESOP.  iTEK was affiliated with the Company through limited overlapping management and Board representation by the Company's Chief Executive Officer (“CEO”) and former Chief Financial Officer (“former CFO”).   Purchases from TEK are on similar terms that Company would have received from an unrelated third-party.

Effective upon the resignation of the Company’s former CFO during July 2012, and the concurrent discontinuance of the CEO’s iTEK Board representation, the parties have no further overlapping management and therefore are no longer considered related parties effective August 2012.

The Company had accounts payable to former CFO that accrued interest at 12% per annum until June 4, 2012, at which time the interest rate increased to 25% pursuant to the Consent and Waiver described in Note 10.  The payable was fully paid off in 2012.  The Company incurred interest expense to related parties totaling approximately $0 and $114,000, for the years ended December 31, 2013 and 2012, respectively.

The Company has a related party receivable of $188,000 from the seller of Apex in connection with the Working Capital requirement as defined in the Purchase Agreement and described in Note 5

Apex, a wholly owned subsidiary of the Company, leases premises from an entity controlled by a shareholder. Rent expense included in the consolidated financial statements was $130,000 and $84,000, for the years ended December 31, 2013 and 2012, respectively.

Separation Agreement - On July 23, 2012, the Company and Donald W. Rowley (“DWR”) entered into a Separation Agreement and General Release (“Separation Agreement”). Pursuant to the Separation Agreement, DWR resigned as the Company’s Chief Financial Officer and Director as of July 23, 2012, and as an employee of the Company on July 23, 2012. Pursuant to the Separation Agreement, the Company agreed to pay DWR a total of $205,000 in equal installments in accordance with the Company’s payroll cycle beginning on August 1, 2012 through December 31, 2012. This amount was fully paid by December 31, 2012. The Separation Agreement also contains a general release from DWR.

Under the Separation Agreement, the Company also acknowledged that it owes DWR the amount of $891,000 as of July 23, 2012, which was to be paid in accordance with an Accounts Payable Payment Plan agreement, between the Company and DWR dated July 23, 2012 (“Accounts Payable Agreement”). Pursuant to the Account Payable Agreement, the Company agreed to pay interest monthly in arrears (beginning on August 1, 2012) to DWR with interest computed daily on the outstanding balance at an annual interest rate of 25%. Under the Accounts Payable Agreement, the Company was to make payments to DWR of $36,000 per month due on the first day of each month beginning May 1, 2013. The total amount due to DWR under the Accounts Payable Agreement was paid in full during the quarter ended September 30, 2012.

In December 2012, the Company sold 21,200 shares of its Series D Preferred Stock to certain related parties.  In August 2013, the Company sold 166,667 shares of common stock to certain related parties.  In November 2013, the Company sold 4,500 shares of its Series E Preferred Stock to certain related parties.  The shares were sold at the same price as additional shares sold to an independent third party.  On December 10, 2013, the Company issued 33,333 shares of common stock to certain related parties pursuant to dilution provisions for the August 2013 private placement as a result of the sales of Series E Preferred Stock.  Sales to certain related parties are as follows:

		Shares
		Series D Preferred Stock	Common Stock	Series E Preferred Stock

David Rifkin	Director	1,000	-	-
Lawrence Yelin	Director	2,200	-	-
Jay Sheehy	Director	1,000	-	-
Robert Schroeder	Director	4,000	-	2,000
Nicholas R. Toms	CEO, Chairman of the Board	10,000	200,000	2,500
Paul E. Ross	Former Interim, CFO	2,000	-	-
Ralph S. Hubregsen	Former COO	1,000	-	-

		21,200	200,000	4,500